ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR	12 Months Ended
Dec. 31, 2018
Disclosure Of Noncurrent Assets Sold During Year [Abstract]
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR

NOTE 22 – ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR

During 2018, TORM sold four vessels, of which three were delivered to the new owners during 2018, and one vessel was delivered in Q1 2019 (presented as “assets held-for-sale” as of 31 December 2018). The sales resulted in a profit from sale of vessels of USD 0.8m and an impairment loss on in tangible and intangible assets of USD 3.2m.

During 2017, TORM sold eight vessels, of which four were delivered to the new owners during 2017, one vessel was in Q1 2018 (presented as “assets held-for-sale” as of 31 December 2017), and the remaining three vessels were sold and leased back to TORM as finance leases. The sales resulted in a profit from sale of vessels of USD 2.8m and a total impairment loss on sold or held-for-sale vessels of USD 3.6m.

There was no sale of vessels in 2016.